Consolidated Statements of Cash Flows $ in Thousands, £ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash Flows from Operating Activities:
Net loss	$ (31,938)	$ (30,495)	$ (30,333)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,353	1,572	1,644
Stock based compensation	711	331	340
Loss on issuance of securities in recapitalization transaction	17,744
Change in fair value of derivative liabilities	(18,778)
Amortization of debt discount	119
Change in fair value of contingent consideration			(2,967)
Other non-cash expenses	85	13	74
Changes in assets and liabilities:
Prepayments and other current assets	(281)	(1,168)	168
Research and development tax credits receivable	(4,586)	2,422	(939)
Accounts payable	(2,866)	2,677	(903)
Deferred revenues	(719)	(689)	2,197
Operating lease obligations	(189)	(185)	(148)
Other liabilities and accrued expenses	1,429	(1,748)	2,184
Net cash used in operating activities	(37,916)	(27,270)	(28,683)
Cash Flows from Investing Activities:
Purchase of software		(19)	(73)
Purchase of property and equipment	(279)	(211)	(681)
Proceeds on disposal of assets			55
Maturities of short-term investments			12,982
Net cash (used in) provided by investing activities	(279)	(230)	12,283
Cash Flows from Financing Activities:
Net proceeds from recapitalization transaction	9,615
Net proceeds from issuance of common stock	24,800	32,932
Net proceeds from issuance of warrants		3,352
Net proceeds from warrant exercises	44	98
Proceeds from issuance of debt	12,500
Payment of debt issuance costs	(535)
Deferred merger costs		(1,901)
Lease liability payments	(6)	(14)	(14)
Net cash provided by (used in) financing activities	46,418	34,467	(14)
Effect of exchange rate changes on cash and cash equivalents	760	(8)	1,000
Change in cash and cash equivalents	8,983	6,959	(15,414)
Cash and cash equivalents at beginning of year	11,990	5,031	20,445
Cash and cash equivalents at end of year	20,973	11,990	5,031
Supplemental disclosures of non-cash investing and financing activities
Cash paid for interest	638	224	230
Lease liabilities from obtaining right-of-use assets			1,446
Recognition of warrants issued with loan as debt discount	$ 181